Submission	Jan. 09, 2026
Submission [Line Items]
Central Index Key	0001705402
Registrant Name	AGM Group Holdings Inc
Registration File Number	333-292730
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A